Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flow activities - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flow activities [Line Items]
Net cash (used in) provided by operating activities	¥ 270,927	$ 41,521	¥ 60,234	¥ (4,003)
Net cash used in investing activities	(323,670)	(49,605)	(5,347)	(357)
Net cash used in financing activities	¥ 80,247	$ 12,298	¥ (28,682)	¥ (9,750)